Business Segment Information (Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country) (Details) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, Plant and Equipment, Net	$ 29,853	$ 24,996
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, Plant and Equipment, Net	12,970	11,137
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, Plant and Equipment, Net	10,150	8,226
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, Plant and Equipment, Net	2,309	2,474
France [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, Plant and Equipment, Net	2,024	796
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, Plant and Equipment, Net	694	371
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, Plant and Equipment, Net	$ 1,706	$ 1,992